Investments in associates and joint venture - Statements of profit or loss of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Sales of goods	$ 637,619	$ 821,930	$ 1,106,329
Profit for the period	(150,339)	(28,459)	(11,654)
Share in results	(9,517)	47,710	(1,144)
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Profit for the period	$ 274,544	$ 390,377	$ 119,710